TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of loss before income taxes

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Non – PRC	5,451	45,211	20,824	2,933
PRC	(534,688)	(885,107)	(576,418)	(81,189)
	(529,237)	(839,896)	(555,594)	(78,256)

Schedule of current and deferred components of the income tax expense (benefit)

	For the Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Current tax expense (benefit)	4,115	(8,765)	(7,014)	(988)
Deferred tax benefit	(10,680)	(62,141)	(17,559)	(2,473)
	(6,565)	(70,906)	(24,573)	(3,461)

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT

	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Loss before income taxes	(529,237)	(839,896)	(555,594)	(78,256)
Income tax computed at the tax rate of 25%	(132,309)	(209,974)	(138,899)	(19,564)
Effect of different tax rates in different jurisdictions	2,798	(20,584)	(5,178)	(728)
Non-deductible expenses	(10,502)	21,543	18,287	2,575
Non-taxable income	9,183	(55,705)	(6,447)	(908)
Statutory income (expense)	3,994	25,419	51,631	7,272
Interest and penalty	(12,918)	(7,254)	(6,121)	(862)
Deferred tax expense	(13,953)	7,056	3,357	473
Changes of valuation allowance	142,806	168,102	58,030	8,173
Withholding tax	4,336	491	767	108
	(6,565)	(70,906)	(24,573)	(3,461)

Schedule of components of deferred taxes

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	357,483	425,390	59,915
Foreign exchange loss	1,330	2,755	388
Depreciation and amortization	22,535	17,647	2,485
Property, plant and equipment impairment	6,997	2,340	330
Deposits for non-current assets	18,475	17,725	2,496
Allowance for net investment in financing lease	5,137	—	—
Allowance for doubtful accounts	14,746	29,299	4,127
Lease liabilities	58,901	59,875	8,433
Other long-term assets	104,912	94,791	13,351
Equity investment	7,553	7,005	987
Others	13,728	11,770	1,658
Total deferred tax assets	611,797	668,597	94,170
less: Valuation allowance**	(565,022)	(623,044)	(87,754)
Net deferred tax assets	46,775	45,553	6,416

Deferred tax liabilities
Equity investment	(1,170)	(1,091)	(154)
Property, plant and equipment	(1,682)	(2,368)	(334)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(440)
Intangible assets	(81,336)	(71,825)	(10,116)
Right-of-use assets	(46,873)	(45,626)	(6,426)
Capitalized interest	(19,179)	(18,993)	(2,675)
Others	(5,986)	(2,062)	(291)

Total deferred tax liabilities	(159,352)	(145,091)	(20,436)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(112,577)	(99,538)	(14,020)

*     As of December 31, 2023, the Group had net operating losses from several of its PRC and oversea entities of RMB1,703,345 (US$239,911), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2024 to 2028. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2022	2023	2023
	RMB	RMB	US$
Balance at the beginning of year	(396,919)	(565,022)	(79,582)
Change of valuation allowance in the current year	(168,103)	(58,022)	(8,172)
Balance at the end of year	(565,022)	(623,044)	(87,754)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest

	For the Years Ended December 31,
	2022	2023	2023
	RMB	RMB	US$
Balance at the beginning of year	81,901	67,172	9,461
Changes based on tax positions related to the current year	322	—	—
Additions related to prior year tax position	1,072	12,084	1,702
Decreases related to prior year tax position	(6,617)	(14,104)	(1,987)
Decrease related to disposal of CMSI	(7,861)	(7,861)	(1,107)
Decreases relating to expiration of applicable statute of limitation	(3,572)	(1,997)	(281)
Foreign currency translation	1,927	8,605	1,212
Balance at the end of year	67,172	63,899	9,000